Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	$ 67,615		$ (414)		$ 9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921	[1]	505	[1]	15,006	[1]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Effect of dilutive securities - Stock options	541,518		37,467		18,025
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760
Basic income (loss) per share from continuing business	$ 1.51		$ (0.01)		$ 0.22
Basic income (loss) per share from discontinued business	$ (0.02)		$ 0.02		$ 0.11
Basic income per share	$ 1.49		$ 0.01		$ 0.33
Effect of dilutive securities - Stock options
Diluted income (loss) per share from continuing business	$ 1.49		$ (0.01)		$ 0.22
Diluted income (loss) per share from discontinued business	$ (0.01)		$ 0.02		$ 0.11
Diluted earnings per share	$ 1.48		$ 0.01		$ 0.33
Earnings Per Share, Basic
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	67,615		(414)		9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	66,921		505		15,006
Earnings Per Share, Diluted
Earnings Per Share Disclosure [Line Items]
Income (loss) from continuing business	67,615		(414)		9,866
Income (loss) from discontinued business	(694)		919		5,140
Consolidated net income attributable to Nam Tai shareholders	$ 66,921		$ 505		$ 15,006
Continuing Operations
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760
Discontinued Business
Earnings Per Share Disclosure [Line Items]
Weighted average number of shares, basic	44,803,735		44,803,735		44,803,735
Weighted average number of shares, diluted	45,345,253		44,841,202		44,821,760

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.